STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 13	-	STOCKHOLDERS’ EQUITY

A.	Share capital:

1.	Composition:
December 31, 2023 and 2022	Registered	Issued and outstanding
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.	In September 2005, the Company registered its ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.
On July 21, 2021, the board of directors approved to continue the share buyback program that was approved on May 21, 2019 (total amount that was approved on May 21, 2019, was 25 million and the actual purchases until 2021 was only 6 million).

During 2021, a Company's fully owned subsidiary had repurchased a total of 228,725 shares amounting to approximately $6.0 million.

During 2021, the Company repurchased a total of 50,995 shares amounting to approximately $1.3 million.

During 2022, a Company's fully owned subsidiary had repurchased a total of 146,589 shares amounting to approximately $3.4 million.

During 2022, the Company repurchased a total of 210,773 shares amounting to approximately $5.0 million.

During 2023, the Company repurchased a total of 282,644 shares amounting to approximately $6.6 million.

As of December 31, 2023, an amount of 3,581,851 ordinary shares representing 15.26% of the share capital of the Company is held by the Company and its' fully owned subsidiary as treasury shares. (3,299,207 shares as of December 31, 2022).

5.	Treasury stock have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company’s shares acquired either by the Company or its subsidiary (presented as a separate item in the consolidated balance sheet and the statement of changes in equity) must be deducted from the amount of retained earnings.

2.	Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel are converted into dollars on the basis of the exchange rate prevailing at the date of declaration.

3.
During May 2020 (As part of the steps the Company did in order to cope with Covid-19), the Company's board of directors unanimously approved a freeze on the dividend distribution policy until further notice.

4.
On March 3, 2021, the board of directors unanimously approved the unfreeze of the dividend policy and approved the distribution of a cash dividend in the amount of $0.48 per share, totaling approximately US$10 million. The Company paid the dividend on April 6, 2021.

5.	On March 3, 2021, the board of directors also approved a dividend policy of $3 million, per quarter.

6.	In November 2023 our Board decided to resume to a $5 million as dividend distributed quarterly and

7.	In February 2024 the board of directors approved the increase of quarterly dividend to $8 million.

8.
During the years ended December 31, 2023, 2022 and 2021, the Company declared dividends in the amount of US$ 0.68, US$ 0.56 and US$ 0.9, per share, totaling approximately US$ 14.0, 12.0 and 20.0 million, respectively (including fourth quarter dividend declared and paid on the following month of January).